Nature of business and organization (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Sep. 16, 2022
Defined Benefit Plan Disclosure [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares		2,182,470
Class of Warrant or Right, Outstanding	6,020,500
Reverse Recapitalization amount	$ 33,200,000
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Common Stock, Shares, Issued	50,812,035
MC Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued		44,554,455